Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Class A Ordinary shares reflected in the Condensed Balance Sheets
At September 30, 2021 and December 31, 2020, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross Proceeds	$402,500,000
Less: Proceeds allocated to Public Warrants	(10,101,143)
Less: Issuance costs related to Class A ordinary shares	(22,162,529)
Plus: Accretion of carrying value to redemption value	32,263,672

Class A ordinary shares subject to possible redemption	$402,500,000

Reconciliation Of Net Loss Per Ordinary Share
The following table presents a reconciliation of the

numerator and denominator used to compute basic and diluted net income per ordinary share for each class of ordinary shares:

	For the Three Months ended September 30, 2021	For the period from January 13, 2021 (inception) to September 30, 2021
Ordinary shares subject to possible redemption
Numerator:
Net income allocable to Class A ordinary shares subject to possible redemption	$4,363,750	$3,344,981
Denominator:
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted	40,250,000	28,918,582

Basic and Diluted net income per share, Redeemable Class A Ordinary shares	$0.11	$0.12

Non-Redeemable Ordinary shares
Numerator:
Net income allocable to Class B ordinary shares not subject to redemption	$1,090,937	$1,115,120
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted	10,062,500	9,640,625

Basic and diluted net income per share, ordinary shares	$0.11	$0.12